Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands			7 Months Ended	12 Months Ended
	Jan. 30, 2020	Jan. 31, 2017 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥) Customer	Dec. 31, 2020 USD ($) Customer	Dec. 31, 2019 CNY (¥) Customer	Dec. 31, 2019 USD ($) Customer	Dec. 31, 2018 CNY (¥) Customer	Dec. 31, 2020 USD ($)	Oct. 31, 2020	Jan. 22, 2020 shares	Apr. 30, 2019	May 01, 2018	Dec. 31, 2017
Convenience translation rate			6.5250	6.5250					6.5250
Equity method investment realized gain loss				¥ 275	$ 42	¥ 230		¥ 422
Equity Method Investment impairment loss				0
Impairment of long lived assets				0		0		0
Breakage Income				11,900	1,824	14,723		0
Increase decrease in deferred revenue				24,863	3,810	(6,307)		27,264
Deferred revenue recognized				27,807	4,262	41,255		26,587
Impairment loss on contract assets				3,497	536	0		0
Remaining performance obligation			¥ 115,523	¥ 115,523		56,110			$ 17,705
Value added tax rate												13.00%	16.00%	17.00%
Minimum percentage of lease term on estimated remaining economic life			75.00%	75.00%					75.00%
Percentage of minimum lease payments at the beginning of lease term			90.00%	90.00%					90.00%
Employee benefit expenses				¥ 28,232	$ 4,327	¥ 29,825		¥ 20,566
Assets held at major financial institutions			¥ 2,287,338	¥ 2,287,338					$ 350,550
Foreign currency exchange rate, Appreciation depreciation percentage				6.30%	6.30%	1.30%	1.30%	5.70%
Description of reverse stock split	2-for-1
Stock split conversion ratio	1		16.50
Warrants outstanding			¥ 0	¥ 0		¥ 23,503			$ 0
Contract with Customer Asset [Member]
Increase in contract assets						21,625	$ 3,314
Fair Value, Nonrecurring [Member]
Financial assets fair value disclosure						0
Financial liabilities fair value disclosure						0
Fair Value, Recurring [Member]
Warrants outstanding			0	0		¥ 23,503
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value net derivative asset or liability measured on recurring basis with unobservable inputs			¥ 0	¥ 0
EaSuMed Holding Ltd [Member]
Equity method investment ownership percentage		20.29%								21.04%
Payments to acquire equity method investments | $		$ 363
Supplier Concentration Risk [Member]
Concentration risk, Percentage				57.00%	57.00%	67.00%	67.00%	52.00%
Geographic Concentration Risk [Member] | PRC
Concentration risk, Percentage				55.00%	55.00%
Geographic Concentration Risk [Member] | Non PRC [Member]
Concentration risk, Percentage				45.00%	45.00%
Maximum [Member]
Value added tax rate														17.00%
Minimum [Member]
Value added tax rate			6.00%	6.00%					6.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Number of customers | Customer				2	2	2	2	0
Concentration risk, Percentage				10.00%	10.00%
Accounts Receivable [Member] | Minimum [Member] | Customer Concentration Risk [Member]
Concentration risk, Percentage						10.00%	10.00%	10.00%
Series C Warrant [Member]
Fair value adjustment gain of warrants				¥ 3,503	$ 537
Fair value adjustment loss of warrants						¥ 2,839
Series C Warrant [Member] | Series C Convertible Redeemable Preferred Stock [Member]
Number of securities called by warrants | shares											1,064,950